UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

THE TRAVELERS SERIES TRUST
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: DECEMBER 31
Date of reporting period: DECEMBER 31, 2004

ITEM 1.     REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT
DECEMBER 31, 2004

                                                              [UMBRELLA GRAPHIC]

                  THE TRAVELERS SERIES TRUST:

                  EQUITY INCOME PORTFOLIO
                  LARGE CAP PORTFOLIO

[TRAVELERS LIFE AND ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................  1
EQUITY INCOME PORTFOLIO
     MANAGER OVERVIEW.......................................  3
     FUND AT A GLANCE.......................................  5
     PERFORMANCE COMPARISON.................................  6
LARGE CAP PORTFOLIO
     MANAGER OVERVIEW.......................................  7
     FUND AT A GLANCE.......................................  9
     PERFORMANCE COMPARISON.................................  10
FUND EXPENSES...............................................  11
SCHEDULES OF INVESTMENTS....................................  13
STATEMENTS OF ASSETS AND LIABILITIES........................  25
STATEMENTS OF OPERATIONS....................................  26
STATEMENTS OF CHANGES IN NET ASSETS.........................  27
FINANCIAL HIGHLIGHTS........................................  29
NOTES TO FINANCIAL STATEMENTS...............................  31
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....  36
ADDITIONAL INFORMATION......................................  37
IMPORTANT TAX INFORMATION...................................  40

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

Despite sharply rising oil prices, threats of terrorism, geopolitical concerns and uncertainties surrounding the Presidential election, the U.S. economy continued to expand during the reporting period. Following a robust
4.5% gain in the first quarter of 2004, gross domestic product ("GDP")(i) growth was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, third quarter 2004 GDP growth rose a strong 4.0%. While fourth quarter GDP figures have not yet been released, continued growth is expected.

Turning to the financial markets, stocks in both the U.S. and abroad rallied sharply during the fourth quarter of 2004, helping to produce solid gains for the year. With the uncertainty of the Presidential election behind them, coupled with falling oil prices, investors were drawn to the equity markets. The overall bond market also generated positive returns during the fiscal year. This was surprising to many, given the economic expansion and five interest rate hikes by the Federal
Reserve Board ("Fed")(ii). After the end of the portfolios' reporting period, at their February meeting, the Fed once again raised the target rate by 0.25% to 2.50%.

Within this environment, the portfolios performed as follows:

                              PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2004
                                  (UNAUDITED)

                                                              6 MONTHS  12 MONTHS
  Equity Income Portfolio                                        9.31%      9.88%

  Russell 3000 Value Index                                      12.19%     16.94%

  Russell 1000 Value Index                                      12.08%     16.49%

  Lipper Variable Equity Income Funds Category Average           9.66%     13.64%

  Large Cap Portfolio                                            3.82%      6.52%

  S&P 500 Index                                                  7.19%     10.87%

  Lipper Variable Large Cap Core Funds Category Average          6.18%      8.59%

     THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     PERFORMANCE FIGURES MAY REFLECT REIMBURSEMENTS AND/OR FEE WAIVERS, WITHOUT WHICH THE PERFORMANCE WOULD HAVE BEEN LOWER.

     FUND RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES.

     Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 61 funds for the six-month period and among the 61 funds for the 12-month period in the variable equity income funds category. Returns were calculated among the 216 funds for the six-month period and among the 216 funds for the 12-month period in the variable large cap core funds category.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions have affected fund performance.

INFORMATION ABOUT YOUR FUND

As you may be aware, several issues in the mutual fund and variable product industry have recently come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, revenue sharing, producer compensation and other mutual fund and variable product issues in connection with various investigations. The fund has been informed that Travelers Life & Annuity and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission ("SEC") has notified Citigroup Asset Management ("CAM") and Citicorp Trust Bank ("CTB"), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. For further information, please see the "Additional Information" note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. JAY GERKEN
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 3, 2005

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW

EQUITY INCOME PORTFOLIO

SPECIAL SHAREHOLDER NOTICE

Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% of the average daily net assets to a fee calculated at an annual rate in accordance with the following schedule:

                                                                INVESTMENT
AVERAGE DAILY NET ASSETS                                       ADVISORY FEE
------------------------                                       ------------
First $250 million..........................................      0.75%
Next $500 million...........................................      0.70%
Over $750 million...........................................      0.65%

PERFORMANCE UPDATE(1)

For the twelve months ended December 31, 2004, the Equity Income Portfolio returned 9.88%. The portfolio underperformed its unmanaged benchmark, the Russell 3000 Value Index(iii), and a comparative index, the Russell 1000 Value Index(iv), which returned 16.94% and 16.49%, respectively, for the same period. It also underperformed the Lipper Variable Equity Income Funds Category Average(2), which was 13.64%.

MARKET/ECONOMIC OVERVIEW

U.S. equities generated positive results for the second consecutive year in 2004. The global economy continued to expand and overall corporate profits improved at a strong, albeit slowing, rate. This expansion occurred despite dramatically higher commodity prices, investor concerns about Fed tightening, potential terrorist attacks, a tight U.S. presidential race and regulatory, accounting and product liability issues at some major U.S. companies. Among investment styles, smaller-cap stocks led large-cap, and value stocks outpaced growth stocks. Fixed-income securities posted positive returns, led by double-digit gains by high-yield bonds.

CONTRIBUTORS TO PERFORMANCE

In this investment climate, the portfolio underperformed its benchmark. Below-average performance and underweighting in financials detracted the most from the portfolio returns versus the index. A variety of factors hampered the portfolio's stock positions, including regulatory and accounting issues involving some high profile companies and lackluster equity market conditions. In addition, the portfolio was underexposed to relatively strong-performing real estate investment trusts and bank stocks. Other detractors from the portfolio's relative results included below-average returns in the consumer discretionary sector, including an online conglomerate that lowered its earnings guidance, and weak performance from healthcare positions, particularly pharmaceuticals.

---------------
(1) The fund is an underlying investment option of various variable annuity and variable life products. The fund's performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and variable life contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the fund. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

(2) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 61 funds in the fund's Lipper category, and excluding sales charges.

Conversely, good stock selection and an overweighting in the energy sector added the most to the portfolio's relative returns amid a surge in crude oil and natural gas prices and heightened Middle East security concerns. Select telecommunications stocks with attractive valuations and growing wireless operations also enhanced results, as did certain commodity-oriented materials stocks with firmer supply/demand characteristics.

Thank you for your investment in the Equity Income Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund's investment goals.

Sincerely,

The Portfolio Management Team
Fidelity Management & Research Company

January 20, 2005

---------------
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings (as a percentage of net assets) as of December 31, 2004 were: Financials (26.9%); Industrials (14.0%); Information Technology (11.1%); Consumer Discretionary (11.1%); Telecommunication Services (8.0%). The fund's portfolio composition is subject to change at any time.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) Gross domestic product is a market value of goods and services produced by labor and property in a given country.

(ii) The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

(iii) The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)

(iv) The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth rates.
 4

--------------------------------------------------------------------------------
 FUND AT A GLANCE -- EQUITY INCOME PORTFOLIO (UNAUDITED)

INVESTMENT BREAKDOWN
AS A PERCENT OF TOTAL INVESTMENTS
(GRAPH)

                                                                     DECEMBER 31, 2004                    JUNE 30, 2004
                                                                     -----------------                    -------------
Financials                                                                  27.0                               25.1
Industrials                                                                 14.0                               13.5
Consumer Discretionary                                                      11.1                                9.9
Information Technology                                                      11.1                                8.4
Telecommunication Services                                                   8.0                                7.6
Energy                                                                       8.0                               14.1
Healthcare                                                                   7.2                                6.3
Consumer Staples                                                             4.8                                5.7
Materials                                                                    4.2                                5.0
Repurchase Agreement                                                         1.7                                2.9
Utilities                                                                    2.2                                1.3
Technology                                                                   0.7                                0.2

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON -- EQUITY INCOME PORTFOLIO AS OF 12/31/04 (UNAUDITED)


    AVERAGE ANNUAL TOTAL RETURNS
    --------------------------------------------
    Year Ended 12/31/04                   9.88%
    Five Years Ended 12/31/04             4.80
    8/30/96* through 12/31/04             9.91
              CUMULATIVE TOTAL RETURN
              -----------------------
    8/30/96* through 12/31/04           119.82%
    * Commencement of operations.

This chart assumes an initial investment of $10,000 made at inception on August 30, 1996, assuming reinvestment of dividends, through December 31, 2004. Index information is available at month-end only; therefore, the closest month-end to inception date of the Portfolio has been used. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)
(LINE GRAPH)

                                                                  EQUITY INCOME PORTFOLIO            RUSSELL 3000 VALUE INDEX
                                                                  -----------------------            ------------------------
8/30/96                                                                   10000.00                           10000.00
12/96                                                                     11169.00                           11421.00
12/97                                                                     14749.00                           15399.00
12/98                                                                     16574.00                           17478.00
12/99                                                                     17389.00                           18640.00
12/00                                                                     18976.00                           20139.00
12/01                                                                     17722.00                           19267.00
12/02                                                                     15252.00                           16342.00
12/03                                                                     20006.00                           21431.00
12/31/04                                                                  21982.00                           25061.00

--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW

LARGE CAP PORTFOLIO

SPECIAL SHAREHOLDER NOTICE

Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% of the average daily net assets to a fee calculated at an annual rate in accordance with the following schedule:

                                                                INVESTMENT
AVERAGE DAILY NET ASSETS                                       ADVISORY FEE
------------------------                                       ------------
First $250 million..........................................      0.75%
Next $500 million...........................................      0.70%
Over $750 million...........................................      0.65%

PERFORMANCE UPDATE(3)

For the twelve months ended December 31, 2004, the Large Cap Portfolio returned 6.52%. The portfolio underperformed its unmanaged benchmark, the S&P 500 Index(iii), which returned 10.87% for the same period. It also underperformed the Lipper Variable Large Cap Core Funds Category Average(4), which was 8.59%.

MARKET/ECONOMIC OVERVIEW

U.S. equities generated positive results for the second consecutive year in 2004. The global economy continued to expand and overall corporate profits improved at a strong, albeit slowing, rate. This expansion occurred despite dramatically higher commodity prices, investor concerns about Fed tightening, potential terrorist attacks, a tight U.S. presidential race and regulatory, accounting and product liability issues at some major U.S. companies. Among investment styles, smaller-cap stocks led large-cap and value stocks outpaced growth stocks. Fixed-income securities posted positive returns, led by double-digit gains by high-yield bonds.

CONTRIBUTORS TO PERFORMANCE

While the portfolio generated positive returns during the fiscal year, it lagged its benchmark on a relative basis. A large detractor to performance was the portfolio's position in a major pharmaceutical company. The firm's shares fell sharply after it was forced to remove one of its painkillers from the shelves. The fund further suffered from an overweighting in technology stocks, as the sector underperformed the overall market during the year. However, when compared to technology stocks in the index, the portfolio's holdings outperformed, aiding relative results. For example, the portfolio held a hardware maker that enjoyed continued success from the strong demand for its portable digital music players. The portfolio also benefited from strong security selection in the materials sector, particularly its holdings in aluminum, agricultural-chemical and metals companies.

---------------
(3) The fund is an underlying investment option of various variable annuity and variable life products. The fund's performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and variable life contracts such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the fund. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

(4) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 216 funds in the fund's Lipper category, and excluding sales charges.

Thank you for your investment in the Large Cap Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund's investment goals.

Sincerely,

The Portfolio Management Team
Fidelity Management & Research Company

January 20, 2005

---------------
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings (as a percentage of net assets) as of December 31, 2004 were: Information Technology (23.6%); Industrials (19.0%); Consumer Discretionary (14.1%); Financials (12.8%) and Healthcare (10.7%). The fund's portfolio composition is subject to change at any time.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) Gross domestic product is a market value of goods and services produced by labor and property in a given country.

(ii) The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

(iii) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
 8

--------------------------------------------------------------------------------
 FUND AT A GLANCE -- LARGE CAP PORTFOLIO (UNAUDITED)

INVESTMENT BREAKDOWN
AS A PERCENT OF TOTAL INVESTMENTS
(GRAPH)

                                                                     DECEMBER 31, 2004                    JUNE 30, 2004
                                                                     -----------------                    -------------
Information Technology                                                      23.4                               23.4
Industrials                                                                 18.9                               11.9
Consumer Discretionary                                                      14.0                               16.3
Financials                                                                  12.7                               12.4
Healthcare                                                                  10.6                               16.2
Energy                                                                       6.1                                5.6
Consumer Staples                                                             5.7                                6.8
Telecommunication Services                                                   4.5                                3.1
Materials                                                                    1.7                                1.2
Utilities                                                                    0.4                                0.0
Repurchase Agreement                                                         2.0                                3.1

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON -- LARGE CAP PORTFOLIO AS OF 12/31/04 (UNAUDITED)


    AVERAGE ANNUAL TOTAL RETURNS
    --------------------------------------------
    Year Ended 12/31/04                   6.52%
    Five Years Ended 12/31/04            (6.23)
    8/30/96* through 12/31/04             7.14
              CUMULATIVE TOTAL RETURN
              -----------------------
    8/30/96* through 12/31/04            77.70%
    * Commencement of operations.

This chart assumes an initial investment of $10,000 made on August 30, 1996 (commencement of operations), assuming reinvestment of dividends, through December 31, 2004, with that of a similar investment in the S&P 500 Index. Index information is available at month-end only; therefore, the closest month-end to inception date of the Portfolio has been used. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets.
[Line Graph]

                                                                    LARGE CAP PORTFOLIO                   S&P 500 INDEX
                                                                    -------------------                   -------------
8/30/96                                                                   10000.00                           10000.00
12/96                                                                     11330.00                           11442.00
12/97                                                                     13982.00                           15258.00
12/98                                                                     18966.00                           19622.00
12/99                                                                     24513.00                           23748.00
12/00                                                                     20964.00                           21587.00
12/01                                                                     17332.00                           19022.00
12/02                                                                     13382.00                           14820.00
12/03                                                                     16682.00                           19069.00
12/31/04                                                                  17770.00                           21142.00

--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

--------------------------------------------------------------------------------
 FUND EXPENSES (UNAUDITED)

     EXAMPLE

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

     ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

--------------------------------------------------------------------------------
 BASED ON ACTUAL TOTAL RETURN(1)

                                                                                                       EXPENSES
                                                                BEGINNING    ENDING     ANNUALIZED       PAID
                                               ACTUAL TOTAL      ACCOUNT     ACCOUNT     EXPENSE      DURING THE
                                                 RETURN(2)        VALUE       VALUE       RATIO        PERIOD(3)
------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio                            9.31%        $1,000.00   $1,093.10      0.84%         $4.42
Large Cap Portfolio                                3.82          1,000.00    1,038.20      0.85           4.35
------------------------------------------------------------------------------------------------------------------

(1) For the six months ended December 31, 2004.
(2) Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3) Expenses (net of voluntary fee waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
 FUND EXPENSES (UNAUDITED) (CONTINUED)

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL TOTAL RETURN(1)

                                            HYPOTHETICAL
                                             ANNUALIZED    BEGINNING    ENDING     ANNUALIZED     EXPENSES
                                               TOTAL        ACCOUNT     ACCOUNT     EXPENSE      PAID DURING
                                               RETURN        VALUE       VALUE       RATIO      THE PERIOD(2)
-------------------------------------------------------------------------------------------------------------
Equity Income Portfolio...................      5.00%      $1,000.00   $1,020.91      0.84%         $4.27
Large Cap Portfolio.......................      5.00        1,000.00    1,020.86      0.85           4.32
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended December 31, 2004.
(2) Expenses (net of voluntary fee waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS                                      DECEMBER 31, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.1%
INTERNET & CATALOG RETAIL -- 0.3%
    24,600              Amazon.com, Inc. (a)........................................  $  1,089,534
--------------------------------------------------------------------------------------------------
MEDIA -- 6.8%
    15,100              Clear Channel Communications, Inc. .........................       505,699
   583,500              The News Corp., Ltd., Sponsored ADR.........................    11,203,200
    53,900              Omnicom Group Inc. .........................................     4,544,848
    16,390              Tribune Co. ................................................       690,675
    44,900              The Walt Disney Co. ........................................     1,248,220
       330              The Washington Post Co., Class B Shares.....................       324,397
   158,619              XM Satellite Radio Holdings Inc., Class A Shares (a)........     5,967,247
--------------------------------------------------------------------------------------------------
                                                                                        24,484,286
--------------------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 3.4%
    17,000              Dollar Tree Stores, Inc. (a)................................       487,560
    36,100              J.C. Penney Co., Inc. ......................................     1,494,540
    54,200              May Department Stores Co. ..................................     1,593,480
   162,800              Wal-Mart Stores, Inc. ......................................     8,599,096
--------------------------------------------------------------------------------------------------
                                                                                        12,174,676
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.6%
    45,900              The Home Depot, Inc. .......................................     1,961,766
--------------------------------------------------------------------------------------------------
                        TOTAL CONSUMER DISCRETIONARY................................    39,710,262
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 4.8%
BEVERAGES -- 0.4%
    35,200              The Coca-Cola Co. ..........................................     1,465,376
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2%
    28,200              Campbell Soup Co. ..........................................       842,898
    24,500              General Mills, Inc. ........................................     1,217,895
    64,200              McCormick & Co., Inc. ......................................     2,478,120
--------------------------------------------------------------------------------------------------
                                                                                         4,538,913
--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.5%
    11,300              Colgate-Palmolive Co. ......................................       578,108
    19,400              The Procter & Gamble Co. ...................................     1,068,552
--------------------------------------------------------------------------------------------------
                                                                                         1,646,660
--------------------------------------------------------------------------------------------------
TOBACCO -- 2.7%
   150,200              Altria Group, Inc. .........................................     9,177,220
    15,800              Loews Corp -- Carolina Group................................       457,410
--------------------------------------------------------------------------------------------------
                                                                                         9,634,630
--------------------------------------------------------------------------------------------------
                        TOTAL CONSUMER STAPLES......................................    17,285,579
--------------------------------------------------------------------------------------------------
ENERGY -- 7.9%
ENERGY EQUIPMENT & SERVICES -- 1.3%
   121,400              Halliburton Co. ............................................     4,763,736
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
OIL & GAS -- 6.6%
    14,800              Ashland, Inc. ..............................................  $    864,024
   110,100              Burlington Resources, Inc. .................................     4,789,350
   350,010              Exxon Mobil Corp. ..........................................    17,941,513
--------------------------------------------------------------------------------------------------
                                                                                        23,594,887
--------------------------------------------------------------------------------------------------
                        TOTAL ENERGY................................................    28,358,623
--------------------------------------------------------------------------------------------------
FINANCIALS -- 26.9%
BANKS -- 8.7%
   281,300              Bank of America Corp. ......................................    13,218,287
    19,600              First Horizon National Corp. ...............................       844,956
     5,700              M&T Bank Corp. .............................................       614,688
   149,948              Wachovia Corp. .............................................     7,887,265
   140,750              Wells Fargo & Co. ..........................................     8,747,612
--------------------------------------------------------------------------------------------------
                                                                                        31,312,808
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 10.7%
    32,600              American Express Co. .......................................     1,837,662
   262,940              The Charles Schwab Corp. ...................................     3,144,762
    62,600              Fannie Mae..................................................     4,457,746
    12,400              Freddie Mac.................................................       913,880
    27,900              The Goldman Sachs Group, Inc. ..............................     2,902,716
   105,728              JPMorgan Chase & Co. .......................................     4,124,449
    19,400              Lehman Brothers Holdings Inc. ..............................     1,697,112
   113,900              Merrill Lynch & Co., Inc. ..................................     6,807,803
    37,400              Morgan Stanley..............................................     2,076,448
   112,400              SLM Corp. ..................................................     6,001,036
    88,300              State Street Corp. .........................................     4,337,296
--------------------------------------------------------------------------------------------------
                                                                                        38,300,910
--------------------------------------------------------------------------------------------------
INSURANCE -- 4.7%
   191,900              American International Group, Inc. .........................    12,602,073
     8,500              Fidelity National Financial, Inc. ..........................       388,195
    19,300              The Hartford Financial Services Group, Inc. ................     1,337,683
    11,100              Marsh & McLennan Cos., Inc. ................................       365,190
    52,400              Willis Group Holdings Ltd. .................................     2,157,308
--------------------------------------------------------------------------------------------------
                                                                                        16,850,449
--------------------------------------------------------------------------------------------------
REAL ESTATE -- 2.8%
     8,445              Capital Automotive REIT.....................................       300,008
    19,000              CenterPoint Properties Trust................................       909,910
     6,800              Equity Lifestyle Properties, Inc. ..........................       243,100
    59,400              Equity Office Properties Trust..............................     1,729,728
   193,604              General Growth Properties, Inc. ............................     7,000,721
--------------------------------------------------------------------------------------------------
                                                                                        10,183,467
--------------------------------------------------------------------------------------------------
                        TOTAL FINANCIALS............................................    96,647,634
--------------------------------------------------------------------------------------------------
HEALTHCARE -- 7.2%
HEALTHCARE EQUIPMENT & SUPPLIES -- 0.2%
    11,800              Medtronic, Inc. ............................................       586,106
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 2.3%
     8,400              Aetna Inc. .................................................  $  1,047,900
    34,400              Cardinal Health, Inc. ......................................     2,000,360
    16,000              McKesson Corp. .............................................       503,360
    54,400              UnitedHealth Group Inc. ....................................     4,788,832
--------------------------------------------------------------------------------------------------
                                                                                         8,340,452
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.7%
    78,600              Bristol-Myers Squibb Co. ...................................     2,013,732
    44,400              Johnson & Johnson...........................................     2,815,848
    79,700              Merck & Co. Inc. ...........................................     2,561,558
   255,630              Pfizer Inc. ................................................     6,873,891
    12,300              Roche Holding AG, Sponsored ADR.............................     1,415,944
    27,900              Wyeth.......................................................     1,188,261
--------------------------------------------------------------------------------------------------
                                                                                        16,869,234
--------------------------------------------------------------------------------------------------
                        TOTAL HEALTHCARE............................................    25,795,792
--------------------------------------------------------------------------------------------------
INDUSTRIALS -- 14.0%
AEROSPACE & DEFENSE -- 1.7%
    63,300              Goodrich Corp. .............................................     2,066,112
    15,755              Lockheed Martin Corp. ......................................       875,190
    24,100              Northrop Grumman Corp. .....................................     1,310,076
    28,700              Precision Castparts Corp. ..................................     1,885,016
--------------------------------------------------------------------------------------------------
                                                                                         6,136,394
--------------------------------------------------------------------------------------------------
AIRLINES -- 0%
        35              Continental Airlines, Inc., Class B Shares (a)..............           474
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.8%
   469,900              General Electric Co. .......................................    17,151,350
--------------------------------------------------------------------------------------------------
MACHINERY -- 4.2%
    33,300              Caterpillar Inc. ...........................................     3,247,083
   183,100              Dover Corp. ................................................     7,679,214
    23,100              Eaton Corp. ................................................     1,671,516
    36,800              Navistar International Corp. (a)............................     1,618,464
    20,600              Volvo AB, Sponsored ADR.....................................       816,790
--------------------------------------------------------------------------------------------------
                                                                                        15,033,067
--------------------------------------------------------------------------------------------------
MARINE -- 0.1%
     3,916              Alexander & Baldwin, Inc. ..................................       166,117
--------------------------------------------------------------------------------------------------
ROAD & RAIL -- 3.2%
    25,440              Landstar System, Inc. (a)...................................     1,873,402
   266,300              Norfolk Southern Corp. .....................................     9,637,396
--------------------------------------------------------------------------------------------------
                                                                                        11,510,798
--------------------------------------------------------------------------------------------------
                        TOTAL INDUSTRIALS...........................................    49,998,200
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 11.1%
COMMUNICATIONS EQUIPMENT -- 1.0%
    70,800              Cisco Systems, Inc. (a).....................................  $  1,366,440
    20,600              Emulex Corp. (a)............................................       346,904
    81,100              Nokia Oyj, Sponsored ADR....................................     1,270,837
    15,800              QUALCOMM Inc. ..............................................       669,920
--------------------------------------------------------------------------------------------------
                                                                                         3,654,101
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.2%
    14,500              Dell Inc.(a)................................................       611,030
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
    72,600              Agilent Technologies, Inc. (a)..............................     1,749,660
    28,000              Arrow Electronics, Inc. (a).................................       680,400
    45,000              Avnet, Inc. (a).............................................       820,800
--------------------------------------------------------------------------------------------------
                                                                                         3,250,860
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.2%
    29,633              IAC/InterActiveCorp. (a)....................................       818,463
--------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 6.5%
    36,700              Altera Corp. (a)............................................       759,690
    79,300              Analog Devices, Inc. .......................................     2,927,756
   140,100              Applied Materials, Inc. (a).................................     2,395,710
    52,121              Axcelis Technologies, Inc. (a)..............................       423,744
    12,100              Credence Systems Corp. (a)..................................       110,715
    23,100              Fairchild Semiconductor International, Inc. (a).............       375,606
    49,300              Freescale Semiconductor Inc. (a)............................       905,148
   172,500              Intel Corp. ................................................     4,034,775
    84,500              KLA-Tencor Corp. (a)........................................     3,936,010
    25,600              Kulicke & Soffa Industries, Inc. (a)........................       220,672
    68,500              Lam Research Corp. (a)......................................     1,980,335
    38,900              LTX Corp. (a)...............................................       299,141
    17,700              MKS Instruments, Inc. (a)...................................       328,335
   128,600              National Semiconductor Corp. ...............................     2,308,370
    61,400              Novellus Systems, Inc. (a)..................................     1,712,446
    33,700              Teradyne, Inc. (a)..........................................       575,259
--------------------------------------------------------------------------------------------------
                                                                                        23,293,712
--------------------------------------------------------------------------------------------------
SOFTWARE -- 2.3%
   309,800              Microsoft Corp. ............................................     8,274,758
--------------------------------------------------------------------------------------------------
                        TOTAL INFORMATION TECHNOLOGY................................    39,902,924
--------------------------------------------------------------------------------------------------
MATERIALS -- 4.2%
CHEMICALS -- 4.2%
    17,800              Air Products & Chemicals, Inc. .............................     1,031,866
    50,300              E.I. du Pont de Nemours & Co. ..............................     2,467,215
   112,400              Eastman Chemical Co. .......................................     6,488,852
    46,400              FMC Corp. (a)...............................................     2,241,120
    28,900              The Lubrizol Corp. .........................................     1,065,254
    57,100              Lyondell Chemical Co. ......................................     1,651,332
--------------------------------------------------------------------------------------------------
                        TOTAL MATERIALS.............................................    14,945,639
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 8.0%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.6%
    18,300              Citizens Communications Co. ................................  $    252,357
   429,300              Sprint Corp. ...............................................    10,668,105
   402,600              Verizon Communications Inc. ................................    16,309,326
--------------------------------------------------------------------------------------------------
                                                                                        27,229,788
--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
    54,700              Vodafone Group PLC, Sponsored ADR...........................     1,497,686
--------------------------------------------------------------------------------------------------
                        TOTAL TELECOMMUNICATION SERVICES............................    28,727,474
--------------------------------------------------------------------------------------------------
UTILITIES -- 2.1%
ELECTRIC UTILITIES -- 2.0%
     3,800              American Electric Power Co., Inc. ..........................       130,492
    27,700              Edison International........................................       887,231
    43,500              Entergy Corp. ..............................................     2,940,165
    44,400              Exelon Corp. ...............................................     1,956,708
    44,300              The Southern Co. ...........................................     1,484,936
--------------------------------------------------------------------------------------------------
                                                                                         7,399,532
--------------------------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
     8,400              AGL Resources Inc. .........................................       279,216
--------------------------------------------------------------------------------------------------
                        TOTAL UTILITIES.............................................     7,678,748
--------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK (Cost -- $313,450,480)...................   349,050,875
--------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 0.6%
--------------------------------------------------------------------------------------------------
TECHNOLOGY -- 0.6%
OFFICE & BUSINESS EQUIPMENT -- 0.6%
    14,600              Xerox Corp., 6.250% (Cost -- $2,069,846)....................     2,158,026
--------------------------------------------------------------------------------------------------

   FACE
  AMOUNT     RATING(B)
--------------------------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.1%
--------------------------------------------------------------------------------------------------
TECHNOLOGY -- 0.1%
SEMICONDUCTOR EQUIPMENT -- 0.1%
$  240,000   B-         ASM International N.V., Sub. Notes, 4.250% due 12/6/11(c)
                          (Cost -- $246,065)........................................  $    254,100
--------------------------------------------------------------------------------------------------
                                             WARRANTS
--------------------------------------------------------------------------------------------------
WARRANTS(A) -- 0.00%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS -- 0.0%
TELECOMMUNICATIONS -- 0.0%
     1,715              Lucent Technologies Inc., Expire 12/10/07 (Cost -- $0)......         2,710
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                            EQUITY INCOME PORTFOLIO

   FACE
  AMOUNT                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.7%
$6,174,000              State Street Bank & Trust Co. dated 12/31/04, 2.050% due
                          1/3/05; Proceeds at maturity -- $6,175,055; (Fully
                          collateralized by Federal Home Loan Bank Notes, 1.625% due
                          6/17/05; Market value -- $6,299,599)
                          (Cost -- $6,174,000)......................................  $  6,174,000
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 99.7% (Cost -- $321,940,391*)..........   357,639,711
                        Assets in Excess of Other Liabilities -- 0.3%...............     1,202,750
--------------------------------------------------------------------------------------------------
                        TOTAL NET ASSETS -- 100.0%..................................  $358,842,461
--------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(b) All ratings are by Standard & Poor's Ratings Service.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
 *  Aggregate cost for federal income tax purposes is $322,142,423.

    Abbreviations used in this schedule:

    ADR -- American Depositary Receipt
    REIT -- Real Estate Investment Trust

    Bond Ratings (unaudited):

    Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

    B      --   Bonds rated "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and
                repay principal in accordance with the terms of the
                obligation. "BB" represents a lower degree of speculation
                than "B", "CCC" and "CC" the highest degree of speculation.
                While such bonds will likely have some quality and
                protective characteristics, these are outweighed by large
                uncertainties or major risk exposures to adverse conditions.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
---------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.1%
HOTELS, RESTAURANTS & LEISURE -- 0.6%
   117,603   Hilton Group PLC............................................  $    641,005
   190,321   Rank Group PLC..............................................       962,613
---------------------------------------------------------------------------------------
                                                                              1,603,618
---------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.7%
    16,600   eBay Inc. (a)...............................................     1,930,248
---------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
    40,500   Konica Minolta Holdings, Inc. ..............................       536,163
---------------------------------------------------------------------------------------
MEDIA -- 6.9%
    16,348   Antena 3 de Television SA (a)...............................     1,176,225
    28,324   British Sky Broadcasting PLC, Sponsored ADR.................     1,236,909
    53,650   Citadel Broadcasting Co. (a)................................       868,057
    36,900   Comcast Corp., Special Class A Shares (a)...................     1,211,796
   319,800   Time Warner Inc. (a)........................................     6,216,912
    19,280   Tribune Co. ................................................       812,459
    29,900   Vivendi Universal SA, Sponsored ADR.........................       958,893
   219,100   The Walt Disney Co. ........................................     6,090,980
---------------------------------------------------------------------------------------
                                                                             18,572,231
---------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 1.8%
    14,000   Tuesday Morning Corp. (a)...................................       428,820
    83,400   Wal-Mart Stores, Inc. ......................................     4,405,188
---------------------------------------------------------------------------------------
                                                                              4,834,008
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3%
    10,600   CDW Corp. ..................................................       703,310
    40,200   The Gap, Inc. ..............................................       849,024
   104,900   The Home Depot, Inc. .......................................     4,483,426
---------------------------------------------------------------------------------------
                                                                              6,035,760
---------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 1.6%
    27,400   Nike, Inc., Class B Shares..................................     2,484,906
    44,900   Polo Ralph Lauren Corp. ....................................     1,912,740
---------------------------------------------------------------------------------------
                                                                              4,397,646
---------------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY................................    37,909,674
---------------------------------------------------------------------------------------
CONSUMER STAPLES -- 5.8%
BEVERAGES -- 1.2%
    36,700   The Coca-Cola Co. ..........................................     1,527,821
    33,700   PepsiCo, Inc. ..............................................     1,759,140
---------------------------------------------------------------------------------------
                                                                              3,286,961
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 1.1%
    71,800   Safeway Inc. (a)............................................  $  1,417,332
    39,100   Walgreen Co. ...............................................     1,500,267
---------------------------------------------------------------------------------------
                                                                              2,917,599
---------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.6%
    35,200   Kellogg Co. ................................................     1,572,032
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.0%
    50,500   The Procter & Gamble Co. ...................................     2,781,540
---------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.9%
    49,050   Alberto-Culver Co., Class B Shares..........................     2,382,359
    57,400   The Gillette Co. ...........................................     2,570,372
---------------------------------------------------------------------------------------
                                                                              4,952,731
---------------------------------------------------------------------------------------
             TOTAL CONSUMER STAPLES......................................    15,510,863
---------------------------------------------------------------------------------------
ENERGY -- 6.2%
ENERGY EQUIPMENT & SERVICES -- 2.2%
    27,100   Baker Hughes Inc. ..........................................     1,156,357
    68,700   Schlumberger Ltd. ..........................................     4,599,465
---------------------------------------------------------------------------------------
                                                                              5,755,822
---------------------------------------------------------------------------------------
OIL & GAS -- 4.0%
    49,700   ChevronTexaco Corp. ........................................     2,609,747
    99,700   Exxon Mobil Corp. ..........................................     5,110,622
    23,300   Occidental Petroleum Corp. .................................     1,359,788
    36,100   Valero Energy Corp. ........................................     1,638,940
---------------------------------------------------------------------------------------
                                                                             10,719,097
---------------------------------------------------------------------------------------
             TOTAL ENERGY................................................    16,474,919
---------------------------------------------------------------------------------------
FINANCIALS -- 12.8%
BANKS -- 3.4%
    66,600   Bank of America Corp. ......................................     3,129,534
    37,300   The Bank of New York Co., Inc. .............................     1,246,566
    45,900   Wachovia Corp. .............................................     2,414,340
    38,100   Wells Fargo & Co. ..........................................     2,367,915
---------------------------------------------------------------------------------------
                                                                              9,158,355
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 6.7%
    93,300   American Express Co. .......................................     5,259,321
    48,500   Ameritrade Holding Corp. (a)................................       689,670
    83,500   The Charles Schwab Corp. ...................................       998,660
    19,455   Deutsche Boerse AG..........................................     1,166,169
    52,296   JPMorgan Chase & Co. .......................................     2,040,067
    47,100   Knight Trading Group, Inc. (a)..............................       515,745
    85,600   MBNA Corp. .................................................     2,413,064
    88,400   Morgan Stanley..............................................     4,907,968
---------------------------------------------------------------------------------------
                                                                             17,990,664
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
INSURANCE -- 2.7%
    15,100   AFLAC Inc. .................................................  $    601,584
    20,300   Ambac Financial Group, Inc. ................................     1,667,239
    75,390   American International Group, Inc. .........................     4,950,861
---------------------------------------------------------------------------------------
                                                                              7,219,684
---------------------------------------------------------------------------------------
             TOTAL FINANCIALS............................................    34,368,703
---------------------------------------------------------------------------------------
HEALTHCARE -- 10.7%
BIOTECHNOLOGY -- 2.8%
    42,800   Biogen Idec Inc. (a)........................................     2,850,908
    38,200   Cephalon, Inc. (a)..........................................     1,943,616
    23,100   Genentech, Inc. (a).........................................     1,257,564
    48,000   Millennium Pharmaceuticals, Inc. (a)........................       581,760
    43,120   Protein Design Labs, Inc. (a)...............................       890,859
---------------------------------------------------------------------------------------
                                                                              7,524,707
---------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES -- 1.4%
    28,400   Baxter International, Inc. .................................       980,936
    55,400   Medtronic, Inc. ............................................     2,751,718
---------------------------------------------------------------------------------------
                                                                              3,732,654
---------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 0.9%
    28,600   UnitedHealth Group Inc. ....................................     2,517,658
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.6%
    24,200   Allergan, Inc. .............................................     1,961,894
    49,100   Johnson & Johnson...........................................     3,113,922
    37,380   Merck & Co. Inc. ...........................................     1,201,393
   163,160   Pfizer Inc. ................................................     4,387,372
    24,041   Roche Holding AG............................................     2,758,078
    35,100   Wyeth.......................................................     1,494,909
---------------------------------------------------------------------------------------
                                                                             14,917,568
---------------------------------------------------------------------------------------
             TOTAL HEALTHCARE............................................    28,692,587
---------------------------------------------------------------------------------------
INDUSTRIALS -- 19.0%
AEROSPACE & DEFENSE -- 3.3%
    22,200   Armor Holdings, Inc. (a)....................................     1,043,844
    58,300   The Boeing Co. .............................................     3,018,191
    14,000   L-3 Communications Holdings, Inc. ..........................     1,025,360
    11,000   Precision Castparts Corp. ..................................       722,480
    29,300   United Technologies Corp. ..................................     3,028,155
---------------------------------------------------------------------------------------
                                                                              8,838,030
---------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS -- 0.3%
    19,000   Ryder Systems, Inc. ........................................       907,630
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
AIRLINES -- 0.6%
    17,000   Ryanair Holdings PLC, Sponsored ADR (a).....................  $    692,750
    59,400   Southwest Airlines Co. .....................................       967,032
---------------------------------------------------------------------------------------
                                                                              1,659,782
---------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.8%
    48,900   American Standard Cos. Inc. (a).............................     2,020,548
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
    29,600   DST Systems, Inc. (a).......................................     1,542,752
    35,800   Monster Worldwide Inc. (a)..................................     1,204,312
---------------------------------------------------------------------------------------
                                                                              2,747,064
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 7.4%
    14,900   3M Co. .....................................................     1,222,843
   248,600   General Electric Co. .......................................     9,073,900
   112,300   Honeywell International Inc. ...............................     3,976,543
   158,400   Tyco International Ltd. ....................................     5,661,216
---------------------------------------------------------------------------------------
                                                                             19,934,502
---------------------------------------------------------------------------------------
MACHINERY -- 3.8%
    54,500   AGCO Corp. (a)..............................................     1,193,005
    51,600   Caterpillar Inc. ...........................................     5,031,516
    26,500   Deere & Co. ................................................     1,971,600
    50,125   Graco Inc. .................................................     1,872,169
---------------------------------------------------------------------------------------
                                                                             10,068,290
---------------------------------------------------------------------------------------
MARINE -- 0.0%
     2,200   Alexander & Baldwin, Inc....................................        93,324
---------------------------------------------------------------------------------------
ROAD & RAIL -- 1.1%
    78,100   Norfolk Southern Corp. .....................................     2,826,439
---------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
    17,700   MSC Industrial Direct Co., Inc. Class A Shares..............       636,846
    17,900   W.W. Grainger, Inc. ........................................     1,192,498
---------------------------------------------------------------------------------------
                                                                              1,829,344
---------------------------------------------------------------------------------------
             TOTAL INDUSTRIALS...........................................    50,924,953
---------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 23.6%
COMMUNICATIONS EQUIPMENT -- 3.7%
   283,361   Cisco Systems, Inc. (a).....................................     5,468,867
    53,200   Juniper Networks, Inc. (a)..................................     1,446,508
    93,000   Motorola, Inc. .............................................     1,599,600
    35,100   QUALCOMM Inc. ..............................................     1,488,240
---------------------------------------------------------------------------------------
                                                                             10,003,215
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 5.6%
    49,300   Apple Computer, Inc. (a)....................................  $  3,174,920
   145,000   Dell Inc. (a)...............................................     6,110,300
   160,900   EMC Corp. (a)...............................................     2,392,583
    26,700   International Business Machines Corp. ......................     2,632,086
    22,400   Storage Technology Corp. (a)................................       708,064
---------------------------------------------------------------------------------------
                                                                             15,017,953
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
   198,000   Hon Hai Precision Industry Co., Ltd. .......................       915,571
    31,300   Molex, Inc. ................................................       939,000
   223,800   Solectron Corp. (a).........................................     1,192,854
    27,100   Thermo Electron Corp. (a)...................................       818,149
    53,700   Vishay Intertechnology, Inc. (a)............................       806,574
---------------------------------------------------------------------------------------
                                                                              4,672,148
---------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.0%
   102,786   CNET Networks, Inc. (a).....................................     1,154,287
   114,500   Yahoo! Inc. (a).............................................     4,314,360
---------------------------------------------------------------------------------------
                                                                              5,468,647
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.8%
    68,700   Altera Corp. (a)............................................     1,422,090
    70,000   Analog Devices, Inc. .......................................     2,584,400
    50,800   Applied Materials, Inc. (a).................................       868,680
   179,900   Intel Corp. ................................................     4,207,861
    12,300   KLA-Tencor Corp. (a)........................................       572,934
    56,500   Marvell Technology Group Ltd. (a)...........................     2,004,055
    22,600   Microchip Technology Inc. ..................................       602,516
    77,800   Texas Instruments Inc. .....................................     1,915,436
    12,500   Tokyo Electron Ltd. ........................................       767,789
    20,300   Xilinx, Inc. ...............................................       601,895
---------------------------------------------------------------------------------------
                                                                             15,547,656
---------------------------------------------------------------------------------------
SOFTWARE -- 4.7%
    57,150   Ascential Software Corp. (a)................................       932,117
   381,900   Microsoft Corp. ............................................    10,200,549
   106,800   Oracle Corp. (a)............................................     1,465,296
---------------------------------------------------------------------------------------
                                                                             12,597,962
---------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY................................    63,307,581
---------------------------------------------------------------------------------------
MATERIALS -- 1.7%
CHEMICALS -- 1.4%
    68,400   Monsanto Co. ...............................................     3,799,620
---------------------------------------------------------------------------------------
METALS & MINING -- 0.3%
    17,600   Newmont Mining Corp. .......................................       781,616
---------------------------------------------------------------------------------------
             TOTAL MATERIALS.............................................     4,581,236
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.5%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.2%
    31,100   Philippine Long Distance Telephone Co. (a)..................  $    775,323
    38,200   PT Indonesian Satellite Corp., ADR..........................     1,191,076
    62,900   PT Telekomunikasi Indonesia, Sponsored ADR..................     1,322,158
    50,800   SBC Communications Inc. ....................................     1,309,116
    97,400   Verizon Communications Inc. ................................     3,945,674
---------------------------------------------------------------------------------------
                                                                              8,543,347
---------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
    67,800   Nextel Communications, Inc., Class A Shares (a).............     2,034,000
    74,300   Nextel Partners, Inc. (a)...................................     1,451,822
---------------------------------------------------------------------------------------
                                                                              3,485,822
---------------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES............................    12,029,169
---------------------------------------------------------------------------------------
UTILITIES -- 0.4%
ELECTRIC UTILITIES -- 0.4%
    23,100   Exelon Corp. ...............................................     1,018,017
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $243,909,178)...................   264,817,702
---------------------------------------------------------------------------------------
 WARRANTS
---------------------------------------------------------------------------------------
WARRANTS -- 0.0%
---------------------------------------------------------------------------------------
COMMUNICATIONS -- 0.0%
TELECOMMUNICATIONS -- 0.0%
     9,536   Lucent Technologies Inc. Expire 12/10/07 (Cost -- $0).......        15,067
---------------------------------------------------------------------------------------
   FACE
  AMOUNT
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
$5,488,000   State Street Bank & Trust Co., dated 12/31/04, 2.050% due
               1/3/05; Proceeds at maturity -- $5,488,938; (Fully
               collateralized by Fannie Mae Floating Rate Notes, 2.590%
               due 7/3/18; Market value -- $5,599,781)
               (Cost -- $5,488,000)......................................     5,488,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.8% (Cost -- $249,397,178*).........   270,320,769
             Liabilities in Excess of Other Assets -- (0.8%).............    (2,160,347)
---------------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%..................................  $268,160,422
---------------------------------------------------------------------------------------

(a) Non-income producing security.
 *  Aggregate cost for federal income tax purposes is $250,069,987.

    Abbreviation used in this schedule:

    ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2004

                                                              EQUITY INCOME    LARGE CAP
                                                                PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost......................................  $321,940,391    $249,397,178
  Foreign currency, at cost.................................           664         123,628
------------------------------------------------------------------------------------------
  Investments, at value.....................................  $357,639,711    $270,320,769
  Foreign currency, at value................................           723         127,620
  Cash......................................................           274              49
  Receivable for securities sold............................     2,915,358       1,050,757
  Dividends and interest receivable.........................       459,219         236,975
  Other receivables.........................................        43,600          13,960
  Prepaid expenses..........................................         1,759              --
  Receivable for Fund shares sold...........................            --             250
------------------------------------------------------------------------------------------
  TOTAL ASSETS..............................................   361,060,644     271,750,380
------------------------------------------------------------------------------------------

LIABILITIES:
  Payable for securities purchased..........................     1,404,566       1,934,474
  Payable for Fund shares reacquired........................       506,490       1,415,039
  Investment advisory fees payable..........................       203,756         168,067
  Administration fees payable...............................        34,100          13,492
  Trustees' fees payable....................................         2,300           2,000
  Payable for foreign currency contracts....................            --             135
  Accrued expenses..........................................        66,971          56,751
------------------------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................     2,218,183       3,589,958
------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $358,842,461    $268,160,422
------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital (Note 4)..................................  $318,162,766    $348,842,230
  Undistributed net investment income.......................        78,439             135
  Accumulated net realized gain (loss) from investment
    transactions and foreign currencies.....................     4,901,877    (101,611,678)
  Net unrealized appreciation of investments and foreign
    currencies..............................................    35,699,379      20,929,735
------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $358,842,461    $268,160,422
------------------------------------------------------------------------------------------
SHARES OUTSTANDING..........................................    20,903,670      19,247,574
------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE..................................        $17.17          $13.93
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              EQUITY INCOME    LARGE CAP
                                                                PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................   $ 6,932,019    $ 4,044,026
  Interest..................................................       108,529         82,990
  Less: Foreign withholding tax.............................        (3,753)       (20,560)
-----------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................     7,036,795      4,106,456
-----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2).........................     2,383,119      1,848,132
  Administration fees (Note 2)..............................       191,813        147,939
  Custody...................................................        68,734         38,264
  Audit and legal...........................................        50,173         54,642
  Shareholder communications................................        27,269         20,687
  Trustees' fees............................................         9,327          6,777
  Transfer agency services (Note 2).........................         2,500          2,500
  Other.....................................................         2,549          1,184
-----------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................     2,735,484      2,120,125
  Less: Expense reimbursement and fee waiver (Notes 2 and
    7)......................................................        (5,362)        (5,362)
-----------------------------------------------------------------------------------------
  NET EXPENSES..............................................     2,730,122      2,114,763
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................     4,306,673      1,991,693
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES (NOTES 1 AND 3):
  Realized Gain (Loss) From:
    Investment transactions.................................    14,556,084      7,903,448
    Foreign currency transactions...........................           (46)         2,018
-----------------------------------------------------------------------------------------
  NET REALIZED GAIN.........................................    14,556,038      7,905,466
-----------------------------------------------------------------------------------------
  Net Change in Unrealized Appreciation/Depreciation From:
    Investments.............................................    13,069,515      7,148,654
    Foreign currencies......................................            50          4,741
-----------------------------------------------------------------------------------------
  NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION........    13,069,565      7,153,395
-----------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES..............    27,625,603     15,058,861
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................   $31,932,276    $17,050,554
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED DECEMBER 31,

                  EQUITY INCOME PORTFOLIO                         2004           2003
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $  4,306,673   $  2,400,537
  Net realized gain.........................................    14,556,038     21,170,113
  Net change in unrealized appreciation/depreciation........    13,069,565     41,407,182
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................    31,932,276     64,977,832
-----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (4,384,748)    (2,393,549)
  Net realized gains........................................   (15,860,220)            --
-----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS............................................   (20,244,968)    (2,393,549)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares..........................    49,762,623     54,800,464
  Net asset value of shares issued for reinvestment of
    dividends and distributions.............................    20,244,968      2,393,549
  Cost of shares reacquired.................................   (20,346,265)   (13,294,129)
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......    49,661,326     43,899,884
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................    61,348,634    106,484,167
NET ASSETS:
  Beginning of year.........................................   297,493,827    191,009,660
-----------------------------------------------------------------------------------------
  END OF YEAR*..............................................  $358,842,461   $297,493,827
-----------------------------------------------------------------------------------------
* Includes undistributed net investment income of: .........       $78,439       $207,403
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS ENDED DECEMBER 31,

                    LARGE CAP PORTFOLIO                           2004           2003
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $  1,991,693   $    795,435
  Net realized gain (loss)..................................     7,905,466     (4,045,358)
  Net change in unrealized appreciation/depreciation........     7,153,395     47,412,211
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................    17,050,554     44,162,288
-----------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................    (2,103,304)      (808,832)
-----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DIVIDENDS TO SHAREHOLDERS.....    (2,103,304)      (808,832)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares..........................    54,371,360     25,978,086
  Net asset value of shares issued for reinvestment of
    dividends...............................................     2,103,304        808,832
  Cost of shares reacquired.................................   (31,061,137)   (22,203,616)
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......    25,413,527      4,583,302
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................    40,360,777     47,936,758
NET ASSETS:
  Beginning of year.........................................   227,799,645    179,862,887
-----------------------------------------------------------------------------------------
  END OF YEAR*..............................................  $268,160,422   $227,799,645
-----------------------------------------------------------------------------------------
* Includes undistributed net investment income of: .........          $135        $39,202
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31:

EQUITY INCOME PORTFOLIO                                  2004        2003      2002(1)     2001(1)     2000(1)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR...................    $16.59      $12.75      $14.99      $16.26      $15.05
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income..............................      0.21        0.14        0.16        0.20        0.13
  Net realized and unrealized gain (loss)............      1.39        3.83       (2.25)      (1.27)       1.24
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations..................      1.60        3.97       (2.09)      (1.07)       1.37
---------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income..............................     (0.22)      (0.13)      (0.15)      (0.16)      (0.16)
  Net realized gains.................................     (0.80)         --          --       (0.04)         --
---------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions....................     (1.02)      (0.13)      (0.15)      (0.20)      (0.16)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR.........................    $17.17      $16.59      $12.75      $14.99      $16.26
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)......................................      9.88%      31.17%     (13.94)%     (6.61)%      9.13%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S)......................  $358,842    $297,494    $191,010    $200,389    $170,727
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)........................................      0.85%(4)     0.87%      0.84%       0.85%       0.87%
  Net investment income..............................      1.35        1.11        1.14        1.28        1.17
---------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..............................       119%        141%        131%        121%        151%
---------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Total returns do not reflect expenses associated with your variable contract, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3) As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

(4) During the year ended December 31, 2004, Smith Barney Fund Management LLC voluntarily waived a portion of its fees and/or reimbursed the Fund for certain expenses. If such fees were not voluntarily waived and/or reimbursed, the actual expense ratio would have been 0.86%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                LARGE CAP PORTFOLIO                    2004        2003      2002(1)     2001(1)     2000(1)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.................    $13.18      $10.61      $13.82      $16.81      $21.11
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............................      0.10        0.05        0.05        0.07        0.03
  Net realized and unrealized gain (loss)..........      0.76        2.57       (3.20)      (2.98)      (3.05)
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations................      0.86        2.62       (3.15)      (2.91)      (3.02)
-------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income............................     (0.11)      (0.05)      (0.06)      (0.07)      (0.02)
  In excess of net investment income...............        --          --          --          --       (0.01)
  Net realized gains...............................        --          --          --       (0.01)      (0.94)
  In excess of net realized gains..................        --          --          --          --       (0.31)
-------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions..................     (0.11)      (0.05)      (0.06)      (0.08)      (1.28)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR.......................    $13.93      $13.18      $10.61      $13.82      $16.81
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)....................................      6.52%      24.67%     (22.79)%    (17.33)%    (14.48)%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S)....................  $268,160    $227,800    $179,863    $249,292    $277,897
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)......................................      0.86%(4)     0.86%      0.85%       0.83%       0.84%
  Net investment income............................      0.81        0.43        0.44        0.50        0.15
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............................        56%         60%         95%        131%         96%
-------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Total returns do not reflect expenses associated with your variable contract, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3) As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

(4) During the year ended December 31, 2004, Smith Barney Fund Management LLC voluntarily waived a portion of its fee and/or reimbursed the Fund for certain expenses. If such fees were not voluntarily waived and/or reimbursed, the actual expense ratio would have been the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

     1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Equity Income and Large Cap Portfolios ("Fund(s)") are separate diversified investment funds of The Travelers Series Trust ("Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through separate accounts of various life insurance companies.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (A) INVESTMENT VALUATION. Securities traded on national securities markets are valued at the closing price on such markets, or, if there were no sales during the day, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which has been approved by the Board of Trustees. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds' Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

     (B) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

     (C) FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

     (D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

     (E) FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     (F) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income and distributions of net realized gains to shareholders of the Funds, if any, are declared at least annually. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     (G) FEDERAL AND OTHER TAXES. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

     (H) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $50,889 has been reclassified between accumulated net investment income and accumulated net realized gain from investment transactions due to book/tax differences attributed to distributions from Real Estate Investment Trusts and differences between book foreign currency transactions treated as ordinary income for tax purposes for Equity Income Portfolio. Additionally, $70,526 has been reclassified between paid-in capital and accumulated net investment income as a result of permanent differences attributable to an overdistribution of net investment income, and $2,018 has been reclassified between accumulated net realized loss from investment transactions and accumulated net investment income due to differences between book foreign currency transactions treated as ordinary income for tax purposes for Large Cap Portfolio. These reclassifications have no effect on net assets or net asset values per share.

     2.  MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup, Inc. provides the Funds with investment management related services. Prior to September 1, 2004, TAMIC received an investment advisory fee calculated at the annual rate of 0.75% of each Fund's respective average daily net assets. These fees are calculated daily and paid monthly. TAMIC has entered into a sub-advisory agreement with Fidelity Management & Research Company ("FMR"). Pursuant to the sub-advisory agreement FMR is responsible for the day-to-day fund operations and investment decisions. Prior to September 1, 2004, for its services as each Fund's sub-adviser, FMR was paid a portion of TAMIC's management fee computed at an annual rate of 0.45% of each Fund's respective average daily net assets.

     Effective September 1, 2004, the investment advisory fee and sub-advisory fee were revised from the annual rates of 0.75% and 0.45%, respectively, of the average daily net assets of each Fund, to a fee calculated at the annual rates in accordance with the following schedule:

                                                               INVESTMENT    SUB-ADVISORY
                                                              ADVISORY FEE       FEE
-----------------------------------------------------------------------------------------
AVERAGE DAILY NET ASSETS
First $250 million..........................................     0.75%          0.45%
Next $500 million...........................................     0.70%          0.40%
Over $750 million...........................................     0.65%          0.35%
-----------------------------------------------------------------------------------------

     The Travelers Insurance Company ("TIC"), another wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of each respective Fund's average daily net assets. The fee is calculated daily and paid monthly. TIC has entered into a sub-administration service agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the respective average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund's respective average daily net assets. Previously, Fidelity Service Company, Inc., an affiliate of FMR, maintained each Fund's accounting records.

     During the year ended December 31, 2004, Equity Income Portfolio and Large Cap Portfolio both had a contractual expense limitation in place of 0.95%. This expense limitation is renewed annually and can be terminated at any time by TIC with 60 days' notice.

     During the year ended December 31, 2004, SBFM voluntarily waived a portion of its fee payable from both the Equity Income Portfolio and Large Cap Portfolio in the amount of $111 from each fund. In addition, SBFM reimbursed expenses in the amount of $5,251 for each Fund in connection with the overpayment of transfer agency fees relating to the period from June 1999 through June 2004.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. For the year ended December 31, 2004, each Fund paid transfer agent fees of approximately $2,500 to CTB.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     For the year ended December 31, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, or its affiliates received brokerage commissions of $168 for Large Cap Portfolio.

     One Trustee and all officers of the Trust are employees of Citigroup or its subsidiaries and do not receive compensation from the Trust.

     3.  INVESTMENTS

     During the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                               PURCHASES         SALES
------------------------------------------------------------------------------------------
Equity Income Portfolio.....................................  $400,419,507    $371,999,807
Large Cap Portfolio.........................................   162,587,860     134,965,491
------------------------------------------------------------------------------------------

     At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                                NET
                                                                                             UNREALIZED
                                                              APPRECIATION   DEPRECIATION   APPRECIATION
--------------------------------------------------------------------------------------------------------
Equity Income Portfolio.....................................  $42,496,072    $(6,998,784)   $35,497,288
Large Cap Portfolio.........................................   35,741,992    (15,491,210)    20,250,782
--------------------------------------------------------------------------------------------------------

     At December 31, 2004, Large Cap Portfolio had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the financial statements was as follows:

                                                                LOCAL     MARKET    SETTLEMENT   UNREALIZED
FOREIGN CURRENCY                                              CURRENCY     VALUE       DATE         LOSS
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
Japanese Yen................................................   677,675    $ 6,597     1/4/05       $ (17)
Japanese Yen................................................   675,500      6,575     1/5/05         (71)
Japanese Yen................................................  1,358,627    13,225     1/6/05         (47)
-----------------------------------------------------------------------------------------------------------
NET UNREALIZED LOSS ON OPEN FORWARD FOREIGN CURRENCY CONTRACTS................................     $(135)
-----------------------------------------------------------------------------------------------------------

     4.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2004   DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
Shares sold.................................................      2,991,545           3,752,047
Shares issued on reinvestment...............................      1,203,210             144,451
Shares reacquired...........................................     (1,225,319)           (944,979)
---------------------------------------------------------------------------------------------------
Net Increase................................................      2,969,436           2,951,519
---------------------------------------------------------------------------------------------------
LARGE CAP PORTFOLIO
Shares sold.................................................      4,158,997           2,190,153
Shares issued on reinvestment...............................        150,788              61,461
Shares reacquired...........................................     (2,340,686)         (1,928,969)
---------------------------------------------------------------------------------------------------
Net Increase................................................      1,969,099             322,645
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     5.  COMMISSION RECAPTURE PROGRAM

     In addition to trade execution, many of the brokers with whom FMR places trades pay for certain expenses of these Funds or provide other services. During the year ended December 31, 2004, the Funds received cash rebates from these brokers in lieu of additional services or expense reductions. The amounts of these rebates, included in realized gains in the statement of operations, are noted below.

                                                               BROKERAGE
                                                                SERVICE
                                                              ARRANGEMENTS
--------------------------------------------------------------------------
Equity Income Portfolio.....................................    $139,976
Large Cap Portfolio.........................................      44,824
--------------------------------------------------------------------------

     Certain amounts on the prior year statements of changes in net assets with respect to these arrangements have been reclassified to conform with the current year presentation.

     6.  INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

                                                                EQUITY INCOME    LARGE CAP
                                                                  PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income...........................................     $12,673,525     $2,103,304
  Net Long-term Capital Gains...............................       7,571,443             --
-------------------------------------------------------------------------------------------
Total Distributions Paid....................................     $20,244,968     $2,103,304
-------------------------------------------------------------------------------------------

     The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                                                EQUITY INCOME    LARGE CAP
                                                                  PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------
Ordinary Income.............................................     $ 2,393,549     $  808,832
-------------------------------------------------------------------------------------------

     As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

                                                                EQUITY INCOME      LARGE CAP
                                                                  PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------
Undistributed ordinary income -- net........................     $   881,261     $          --
Undistributed long-term capital gains -- net................       4,301,088                --
----------------------------------------------------------------------------------------------
Total undistributed earnings................................     $ 5,182,349                --
Capital loss carryforward(1)................................              --     $(100,628,014)
Other book/tax temporary differences(2).....................              --          (310,720)
Unrealized appreciation(3)..................................      35,497,347        20,256,926
----------------------------------------------------------------------------------------------
Total accumulated earnings/(losses) -- net..................     $40,679,696     $ (80,681,808)
----------------------------------------------------------------------------------------------

(1) On December 31, 2004 the Fund had net capital loss carryforwards as follows:

 YEAR OF     LARGE CAP
EXPIRATION   PORTFOLIO
------------------------
12/31/2009..   34,154,428
12/31/2010..   52,058,326
12/31/2011..   14,415,260
------------------------
            $100,628,014
------------------------

    These amounts will be available to offset any future capital gains.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(2) Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains/(losses) on certain foreign currency contracts and the deferral of post-October capital losses for tax purposes.

(3) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the difference between book & tax amortization methods for premiums and discounts on fixed income securities and the difference between book & tax cost basis on real-estate investment trusts.

     7.  ADDITIONAL INFORMATION

     In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission ("SEC") has notified Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the funds' investment manager and other investment advisory companies; Citicorp Trust Bank ("CTB"), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

     In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

     CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

     In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

     Citigroup is cooperating fully in the SEC's investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

     Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

     Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

     8.  SUBSEQUENT EVENT

     On January 31, 2005, Citigroup announced that it has reached an agreement with MetLife, Inc. ("MetLife") to sell Citigroup's life insurance and annuity businesses ("Travelers Life & Annuity") to MetLife. As part of this transaction, TAMIC currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. TAMIC is the investment adviser to the Funds.

     The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

     In connection with this transaction, the Trust's Board of Trustees will be asked to approve new investment advisory and administrative services contracts, and, to the extent required by law, variable annuity and variable life contract owners, who beneficially own the shares of the funds, will be asked to approve new investment advisory agreements.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE TRAVELERS SERIES TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Equity Income Portfolio and Large Cap Portfolio of The Travelers Series Trust (the "Trust"), as of December 31, 2004 and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31, 2002 were audited by other auditors whose report thereon dated February 12, 2003, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity Income Portfolio and Large Cap Portfolio of The Travelers Series Trust as of December 31, 2004, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                                            [KPMG LLP SIGNATURE]

New York, New York
February 18, 2005

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of The Travelers Series Trust ("Trust") are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling the Trust's administrator at 1-800-842-9368.

                                               TERM OF                                        NUMBER OF
                                            OFFICE(1) AND                                   PORTFOLIOS IN
                              POSITION(S)      LENGTH                                       FUND COMPLEX             OTHER
NAME, ADDRESS                  HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY       BOARD MEMBERSHIPS
AND BIRTH YEAR                   FUND          SERVED              PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEES:
 Frances M. Hawk, CFA, CFP    Trustee       Since 1991      Private Investor                   5            Board of Managers of 6
 108 Oxford Hill Lane                                                                                       Variable Annuity
 Downingtown, PA                                                                                            Separate Accounts of TIC
 Birth Year: 1948

 Lewis Mandell                Trustee       Since 1990      Professor, University of           5            Delaware North Corp.;
 160 Jacobs Hall                                            Buffalo                                         Board of Managers of 6
 Buffalo, NY                                                                                                Variable Annuity
 Birth Year: 1943                                                                                           Separate Accounts of TIC

 Robert E. McGill, III        Trustee       Since 1990      Retired                            5            Lydall Inc.; Board of
 295 Hancock Road                                                                                           Managers of 6 Variable
 Williamstown, MA                                                                                           Annuity Separate
 Birth Year: 1931                                                                                           Accounts of The
                                                                                                            Travelers Insurance Co.
                                                                                                            ("TIC")


 INTERESTED TRUSTEE:
 R. Jay Gerken, CFA(2)        Chairman,     Since 2002      Managing Director of Citigroup    219           Chairman, Board of
 Citigroup Asset Management   President,                    Global Markets ("CGM");                         Managers of 6 Variable
 ("CAM")                      Chief                         Chairman, President and Chief                   Annuity Separate
 399 Park Avenue, 4th Floor   Executive                     Executive Officer of Smith                      Accounts of TIC
 New York, NY 10022           Officer and                   Barney Fund Management LLC
 Birth Year: 1951             Trustee                       ("SBFM"), Travelers Investment
                                                            Adviser, Inc. ("TIA") and Citi
                                                            Fund Management Inc. ("CFM");
                                                            President and Chief Executive
                                                            Officer of certain mutual
                                                            funds associated with
                                                            Citigroup Inc. ("Citigroup");
                                                            formerly, Portfolio Manager of
                                                            Smith Barney Allocation Series
                                                            Inc. (from 1996 to 2001) and
                                                            Smith Barney Growth and Income
                                                            Fund (from 1996 to 2000)

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                          TERM OF                                         NUMBER OF
                                       OFFICE(1) AND                                    PORTFOLIOS IN
                       POSITION(S)         LENGTH                                        FUND COMPLEX          OTHER
NAME, ADDRESS           HELD WITH         OF TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY     BOARD MEMBERSHIPS
AND BIRTH YEAR             FUND            SERVED              PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 OFFICERS:
 Andrew B. Shoup      Senior Vice      Since 2004       Director of CAM; Senior Vice      N/A                   N/A
 CAM                  President and                     President and Chief
 125 Broad Street     Chief                             Administrative Officer of
 11th Floor           Administrative                    mutual funds associated with
 New York, NY 10004   Officer                           Citigroup; Head of
 Birth Year: 1956                                       International Funds
                                                        Administration of CAM (from
                                                        2001 to 2003); Director of
                                                        Global Funds Administration of
                                                        CAM from 2000 to 2001; Head of
                                                        U.S. Citibank Funds
                                                        Administration of CAM (from
                                                        1998 to 2000)

 Kaprel Ozsolak       Chief            Since 2004       Vice President of CGM; Chief      N/A                   N/A
 CAM                  Financial                         Financial Officer and
 125 Broad Street     Officer and                       Treasurer of certain mutual
 11th Floor           Treasurer                         funds associated with
 New York, NY 10004                                     Citigroup; Controller of
 Birth Year: 1965                                       certain mutual funds
                                                        associated with Citigroup
                                                        (from 2002 to 2004)

 William D. Wilcox    Chief Anti-      Since 2004       Counsel and Chief Compliance      N/A                   N/A
 Travelers Life &     Money                             Officer (since 1999); The
 Annuity              Laundering                        Travelers Insurance Company;
 One Cityplace        Compliance                        Chief AML Compliance (since
 Hartford, CT 06103   Officer and                       2002), six Variable Annuity
 Birth Year: 1964     Chief                             Separate Accounts of The
                      Compliance                        Travelers Insurance Company;
                      Officer                           Chief Compliance Officer
                                                        (since 2004), 5 Mutual Funds
                                                        and 6 variable separate
                                                        accounts sponsored by TIC.

--------------------------------------------------------------------------------
 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                          TERM OF                                         NUMBER OF
                                       OFFICE(1) AND                                    PORTFOLIOS IN
                       POSITION(S)         LENGTH                                        FUND COMPLEX          OTHER
NAME, ADDRESS           HELD WITH         OF TIME       PRINCIPAL OCCUPATION(S) DURING   OVERSEEN BY     BOARD MEMBERSHIPS
AND BIRTH YEAR             FUND            SERVED              PAST FIVE YEARS             TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
 Andrew Beagley       Chief Anti-      Since 2002       Director of CGM (since 2000);     N/A                   N/A
 CAM                  Money                             Director of Compliance, North
 399 Park Avenue,     Laundering                        America, CAM (since 2000);
 4th Floor            Compliance                        Chief Anti-Money Laundering
 New York, NY 10022   Officer                           Compliance Officer Chief
 Birth Year: 1962                                       Compliance Officer and Vice
                                                        President of certain mutual
                                                        funds associated with
                                                        Citigroup; Director of
                                                        Compliance, Europe, the Middle
                                                        East and Africa, Citigroup
                                                        Asset Management (from 1999 to
                                                        2000); Compliance Officer,
                                                        SBFM, CFM, TIA, Salomon
                                                        Brothers Asset Management
                                                        Limited, Smith Barney Global
                                                        Capital Management Inc.

 Kathleen A. McGah    Secretary        Since 2004       Deputy General Counsel of TIC;    N/A                   N/A
 Travelers Life &                                       Assistant Secretary of 5
 Annuity                                                mutual funds and 6 variable
 One Cityplace                                          separate accounts sponsored by
 Hartford, CT 06103                                     TIC (from 1995 to 2004)
 Birth Year: 1950

 Ernest J. Wright     Assistant        Since 2004       Vice President and Secretary      N/A                   N/A
 Travelers Life &     Secretary                         of TIC; Secretary of 5 mutual
 Annuity                                                funds and 6 variable separate
 One Cityplace                                          accounts sponsored by TIC
 Hartford, CT 06103                                     (from 1994 to 2004)
 Birth Year: 1940

---------------

(1) Each Trustee and officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is Managing Director of CGM, an indirect wholly-owned subsidiary of Citigroup, and his ownership shares and options to purchase shares of Citigroup, the indirect parent of TIC.

--------------------------------------------------------------------------------
 IMPORTANT TAX INFORMATION (UNAUDITED)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2004:

                                                       EQUITY INCOME        LARGE CAP
                                                         PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------
Record Date:                                             6/24/2004           6/24/2004
Payable Date:                                            6/25/2004           6/25/2004
--------------------------------------------------------------------------------------
Dividends Qualifying for the Dividends
  Received Deduction for Corporations                        44.96%             100.00%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Record Date:                                            12/27/2004          12/27/2004
Payable Date:                                           12/28/2004          12/28/2004
--------------------------------------------------------------------------------------
Dividends Qualifying for the Dividends Received
  Deduction for Corporations                                 97.73%             100.00%
--------------------------------------------------------------------------------------
Long-Term Capital Gain Dividend                         $ 0.375600          $       --
--------------------------------------------------------------------------------------

Please retain this information for your records.

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------


TRUSTEES                                   INVESTMENT ADVISER
R. Jay Gerken, CFA                         Travelers Asset Management International Company LLC
  Chairman
Frances M. Hawk, CFA, CFP                  ADMINISTRATOR
Lewis Mandell
Robert E. McGill, III                      The Travelers Insurance Company
OFFICERS                                   CUSTODIAN
R. Jay Gerken, CFA                         State Street Bank and Trust Company
President and
Chief Executive Officer                    TRANSFER AGENT
Andrew B. Shoup                            Citicorp Trust Bank, fsb.
Senior Vice President and
Chief Administrative Officer
Kaprel Ozsolak
Chief Financial Officer
and Treasurer
Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer
William D. Wilcox
Chief Compliance Officer
Kathleen A. McGah
Secretary
Ernest J. Wright
Assistant Secretary

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity and life contract owners and is not an offer of shares of The Travelers Series Trust:
Equity Income and Large Cap Portfolios. All the Funds contained in this report may not be available under your variable annuity or life contract.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-842-9368.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-842-9368, (2) on the Funds' website at www.citigroupAM.com and (3) on the SEC's website at www.sec.gov.

Series Trust (Annual) (2-05) Printed in U.S.A.

ITEM 2.     CODE OF ETHICS.

              The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

              The Board of Trustees of the registrant has determined that Robert
              E. McGill, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item  4.    Principal Accountant Fees and Services

      (a) Audit Fees for The Travelers Series Trust were $276,000 and $276,000 for the years ended 12/31/04 and 12/31/03.

      (b) Audit-Related Fees for The Travelers Series Trust were $0 and $0 for the years ended 12/31/04 and 12/31/03.

      (c) Tax Fees for The Travelers Series Trust of $36,400 and $36,400 for the years ended 12/31/04 and 12/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Travelers Series Trust.

      (d) All Other Fees for The Travelers Series Trust of $0 and $0 for the years ended 12/31/04 and 12/31/03.

      (e) (1) Audit Committee's pre - approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

            The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

            The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
            (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

            Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

            (2) For The Travelers Series Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; Tax Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; and Other Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03.

      (f)     N/A

      (g) Non-audit fees billed by the Accountant for services rendered to Travelers Series Trust and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Travelers Series Trust. Fees billed to and paid by Citigroup Global Markets, Inc. related to the transfer agent matter as fully described in the notes to the financial statements titled "additional information" were $75,000 and $0 for the years ended 12/31/04 and 12/31/03.

      (h) Yes. The Travelers Series Trust's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Travelers Series Trust or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.     [RESERVED]

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            Not applicable.

ITEM 10.    CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.    EXHIBITS.

            (a) Code of Ethics attached hereto.

            Exhibit 99.CODE ETH

            (b) Attached hereto.

            Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

            Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

THE TRAVELERS SERIES TRUST

By: /s/ R. Jay Gerken
    (R. Jay Gerken)
    Chief Executive Officer of
    THE TRAVELERS SERIES TRUST

Date: March 10, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
    (R. Jay Gerken)
    Chief Executive Officer of
    THE TRAVELERS SERIES TRUST

Date: March 10, 2005

By: /s/ KAPREL OZSOLAK
    (KAPREL OZSOLAK)
    Chief Financial Officer of
    THE TRAVELERS SERIES TRUST

Date: March 10, 2005